Document and Entity Information	Dec. 31, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	AMCI ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38742
Entity Tax Identification Number	83-0982969
Entity Address, Address Line One	1501 Ligonier Street, Suite 370
Entity Address, City or Town	Latrobe
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15650
City Area Code	724
Local Phone Number	672-4319
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001744494
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AMCI
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	AMCIW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Common Stock and one Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Warrant
Trading Symbol	AMCIU
Security Exchange Name	NASDAQ